UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21583

CLOUGH GLOBAL ALLOCATION FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Erin Douglas Clough Global Allocation Fund 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2008

Item 1 – Schedule of Investments.

Clough Global Allocation Fund

STATEMENT OF INVESTMENTS

December 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS 89.01%
Consumer/Retail 4.67%
Anta Sports Products, Ltd.	436,300	$198,722
ASKUL Corp.	21,700	457,459
Belle International Holdings, Ltd.	593,000	260,148
China Dongxiang Group Co.	885,000	214,678
China Mengniu Dairy Co., Ltd.	191,000	248,417
Ctrip.com International, Ltd.-ADR	13,804	328,535
DSW, Inc.(a)	5,392	67,184
eBay, Inc.(a)	40,000	558,400
GOME Electrical Appliances Holdings, Ltd.(b)	1,754,700	253,576
Home Inns & Hotels Management, Inc. - ADR(a)	7,500	64,350
Jardine Matheson Holdings, Ltd.	32,650	604,025
Jardine Strategic Holdings, Ltd.	25,921	269,578
Kraft Foods, Inc.	32,700	877,995
Li Ning Co., Ltd.	76,000	118,655
Little Sheep Group, Ltd.(a) (c)	59,000	15,682
Parkson Retail Group, Ltd.	447,500	508,116
Ports Design, Ltd.	425,000	515,471
Pou Sheng International Holdings, Ltd.(a) (c)	818,000	87,603
Regal Hotels International Holdings, Ltd.	374,390	103,860
Shanghai Industrial Holdings, Ltd.	60,300	137,714
Swire Pacific, Ltd.	60,000	413,022
		6,303,190
Energy 9.14%
Coal 0.98%
Arch Coal, Inc.	18,691	304,476
CONSOL Energy, Inc.	22,615	646,337
Massey Energy Co.	5,900	81,361
Peabody Energy Corp.	12,739	289,812
		1,321,986
Exploration & Production 5.27%
Anadarko Petroleum Corp.	22,300	859,665
Chesapeake Energy Corp.	15,500	250,635
Devon Energy Corp.	8,783	577,131
InterOil Corp.(a)	33,037	454,259
Noble Energy, Inc.	32,925	1,620,569
OAO Gazprom - ADR	24,100	343,425
Occidental Petroleum Corp.	6,900	413,931
PetroHawk Energy Corp.(a)	55,058	860,557
Petroleo Brasileiro S.A. - ADR	10,900	266,941
Pioneer Natural Resources Co.	5,300	85,754
Range Resources Corp.	30,700	1,055,773
Southwestern Energy Co.(a)	10,700	309,979
		7,098,619
Oil Services & Drillers 2.84%
Diamond Offshore Drilling, Inc.	19,587	1,154,458
Hercules Offshore, Inc.(a)	11,920	56,620
Noble Corp.	10,000	220,600
Seadrill, Ltd.	21,000	165,250
Suncor Energy, Inc.	9,800	191,100
Transocean, Inc.(a)	38,181	1,804,052
Weatherford International, Ltd.(a)	12,083	130,738
Willbros Group, Inc.(a)	12,694	107,518
		3,830,336
Tankers 0.05%
Golar LNG, Ltd.	10,500	70,980

TOTAL ENERGY		12,321,921

Finance 11.32%
Banks 8.19%
Banco Bradesco S.A. - ADR	65,035	641,895
Banco Itau Holding Financeira S.A. - ADR	85,834	995,675
Bank Mandiri Persero Tbk PT	3,816,000	708,936
Bank of America Corp.	121,434	1,709,791
BlackRock Kelso Capital Corp.	105,700	1,042,202
Daishin Securities Co., Ltd.-GDR	77,200	197,362
Goldman Sachs Group, Inc.	7,600	641,364
Indochina Capital Vietnam Holdings, Ltd.(a)	200,000	495,000
Malayan Banking BHD	51,025	75,210
Morgan Stanley	70,400	1,129,216
Nomura Holdings, Inc. - ADR	20,752	173,279

PennantPark Investment Corp.	160,030	577,708
Public Bank BHD	307,700	787,037
Siam Commercial Bank PCL	460,000	638,154
Standard Chartered PLC	20,000	237,671
Unibanco - Uniao de Bancos Brasileiros - GDR	15,400	995,148
		11,045,648
Non-Bank 3.13%
Apollo Investment Corp.	298,489	2,778,933
Ares Capital Corp.	89,483	566,427
Broadridge Financial Solutions, Inc.	3,600	45,144
CME Group, Inc.	2,900	603,519
Hong Kong Exchanges & Clearing, Ltd.	15,600	148,146
Maiden Holdings, Ltd.(c)	23,900	74,807
		4,216,976
TOTAL FINANCE		15,262,624

Gold/Metals 2.66%
Agnico-Eagle Mines, Ltd.	26,900	1,380,777
Anglo American PLC - ADR	18,134	210,717
Freeport-McMoRan Copper & Gold, Inc.	29,800	728,312
Goldcorp, Inc.	40,178	1,266,812
		3,586,618
Health Care 2.52%
BioSphere Medical, Inc.(a) (d)	50,000	96,500
BioSphere Medical, Inc.(a)	182,703	352,617
Molecular Insight Pharmaceuticals, Inc.(a)	80,200	344,860
Pfizer, Inc.	146,600	2,596,286
		3,390,263
Industrial 6.55%
Aegean Marine Petroleum Network, Inc.	46,800	793,728
Bakrie Sumatera Plantations Tbk PT	1,527,000	36,424
Chicago Bridge & Iron Co.	113,641	1,142,092
China South Locomotive and Rolling Stock Corp.(a) (c)	1,382,500	750,990
Crown Holdings, Inc.(a)	43,300	831,360
Foster Wheeler, Ltd.(a)	94,700	2,214,086
Jacobs Engineering Group, Inc.(a)	22,000	1,058,200
McDermott International, Inc.(a)	81,300	803,244
PT Astra International Tbk	735,000	711,399
Sinopec Shanghai Petrochemical Co., Ltd.	990,000	254,200
Textron, Inc.	7,400	102,638
Weichai Power Co., Ltd.	73,000	137,519
		8,835,880
Insurance 11.56%
ACE, Ltd.	16,400	867,888
Allstate Corp.	81,123	2,657,589
Aon Corp.	16,700	762,856
Arch Capital Group, Ltd.(a)	4,900	343,490
Everest Re Group, Ltd.	8,900	677,646
Fidelity National Financial, Inc.	225,900	4,009,725
Metlife, Inc.	27,778	968,341
Montpelier Re Holdings, Ltd.	62,800	1,054,412
PartnerRe, Ltd.	9,900	705,573
RenaissanceRe Holdings, Ltd.	13,500	696,060
The Travelers Cos, Inc.	62,900	2,843,080
		15,586,660
Metals & Mining 0.03%
First Uranium Corp.(a)	8,000	11,859
Uex Corp.(a)	2,700	1,444
Uranium One, Inc.(a)	3,700	5,365
Ur-Energy, Inc.(a)	27,200	15,203
		33,871
Real Estate 5.23%
Cheung Kong Holdings, Ltd.	251,800	2,381,478
Great Eagle Holdings, Ltd.	235,080	261,160
Hang Lung Group, Ltd.	38,000	114,978
Hang Lung Properties, Ltd.	117,000	254,223
Henderson Land Development Co., Ltd.	148,000	548,063
Hopewell Holdings, Ltd.	95,000	312,573
Hysan Development Co., Ltd.	406,875	657,283
Italian-Thai Development PLC	2,088,000	134,477
Kerry Properties, Ltd.	129,072	343,906
Sun Hung Kai Properties, Ltd.	167,900	1,399,492
Wharf Holdings, Ltd.	192,250	527,123
YNH Property BHD	361,770	118,150
		7,052,906
Real Estate Investment Trusts (REITS) 7.88%
Annaly Capital Management, Inc.	293,200	4,653,085
Anworth Mortgage Asset Corp.	127,114	817,343

Capstead Mortgage Corp.	34,700	373,719
Chimera Investment Corp.	130,500	450,225
Hatteras Financial Corp.(c)	50,300	1,337,980
Hatteras Financial Corp.	98,400	2,617,440
MFA Mortgage Investments, Inc.	63,000	371,070
Regal Real Estate Investment Trust	37,439	4,686
		10,625,548
Technology & Communications 18.10%
Applied Materials, Inc.	33,500	339,355
Cablevision Systems Corp.	18,900	318,276
Centron Telecom International Holdings, Ltd.	238,000	26,410
China Telecom Corp., Ltd.	688,000	256,551
Chunghwa Telecom Co., Ltd.-ADR	133,058	2,075,705
Cisco Systems, Inc.(a)	214,900	3,502,870
Comcast Corp.	91,200	1,472,880
EMC Corp.(a)	60,000	628,200
Honeywell International, Inc.	97,600	3,204,208
Intel Corp.	147,209	2,158,084
Magal Security Systems, Ltd.(a)	76,443	447,192
Microsoft Corp.	84,478	1,642,252
Net Servicos de Comunicacao S.A. - ADR	57,000	331,740
Nokia Corp. - ADR	103,514	1,614,818
Oracle Corp.(a)	128,500	2,278,305
Qualcomm, Inc.	53,400	1,913,322
Radvision, Ltd.(a)	157,945	851,323
Sohu.com, Inc.(a)	11,000	520,740
Yahoo! Inc.(a)	67,100	818,620
		24,400,851
Transportation 1.69%
Babcock & Brown Air, Ltd. - ADR	62,800	425,156
Burlington Northern Santa Fe Corp.	15,700	1,188,647
Seaspan Corp.	75,000	666,750
		2,280,553
Utilities 7.66%
AES Corp.(a)	78,000	642,720
DPL, Inc.	28,900	660,076
Dynegy Inc. - Class A(a)	12,900	25,800
Enbridge, Inc.	14,400	461,453
Equitable Resources, Inc.	15,490	519,690
FirstEnergy Corp.	7,000	340,060
General Cable Corp.(a)	107,833	1,907,566
KBR, Inc.	104,070	1,581,864
National Fuel Gas Co.	4,771	149,475
Quanta Services, Inc.(a)	189,013	3,742,457
Williams Cos., Inc.	20,600	298,288
		10,329,449
TOTAL COMMON STOCKS (Cost $151,150,068)		120,010,334

EXCHANGE TRADED FUNDS 7.42%
iShares FTSE/Xinhua China 25 Index Fund	24,800	723,664
iShares MSCI Brazil	24,226	845,487
iShares MSCI Taiwan	48,323	366,772
Oil Service HOLDRs Trust	80,000	5,900,000
Semiconductor HOLDRs Trust	55,400	980,580
SPDR Gold Shares(a)	13,800	1,194,390

TOTAL EXCHANGE TRADED FUNDS (Cost $14,711,215)		10,010,893

PREFERRED STOCKS 0.29%
Arch Capital Group, Ltd., 7.875%	19,500	390,390

TOTAL PREFERRED STOCKS (Cost $482,625)		390,390

CLOSED-END FUNDS 0.19%
The Ottoman Fund(a) (c)	515,340	251,917

TOTAL CLOSED-END FUNDS (Cost $896,434)		251,917

	Principal Amount
PARTICIPATION NOTES 0.17%
Cathay Financial Holding Co., Ltd.(a)	$206,000	229,112

TOTAL PARTICIPATION NOTES (Cost $232,471)		229,112

	Coupon Rate
CORPORATE BONDS 8.46%
ACE INA Holdings, Inc.
03/15/2018	5.800%	375,000	338,063
Allstate Life Global Funding Trusts
04/30/2013	5.375%	525,000	517,300
Anadarko Petroleum Corp.
09/15/2016	5.950%	375,000	331,733
Aon Corp.
12/14/2012	7.375%	215,000	212,541
Apache Corp.
09/15/2013	6.000%	600,000	622,876
Burlington Northern Santa Fe Corp.
05/01/2017	5.650%	725,000	697,265
Chubb Corp.
11/15/2011	6.000%	550,000	551,415
Comcast Cable Communications LLC
06/15/2013	7.125%	680,000	668,667
Comcast Corp.
03/15/2016	5.900%	200,000	191,237
CSX Transportation, Inc.
10/15/2014	8.375%	350,000	363,801
Devon Financing Corp. ULC
09/30/2011	6.875%	630,000	636,163
Eaton Vance Corp.
10/02/2017	6.500%	575,000	510,320
Enbridge Energy Partners LP
03/01/2019	9.875%	375,000	378,005
Freeport-McMoRan Copper & Gold, Inc.
04/01/2015	8.250%	365,000	310,608
General Dynamics Corp.
02/01/2014	5.250%	590,000	605,314
Hewlett-Packard Co.
03/01/2014	6.125%	350,000	372,462
Kraft Foods, Inc.
08/11/2017	6.500%	400,000	402,713
The Kroger Co.
02/01/2010	8.050%	500,000	508,323
Sara Lee Corp.
09/15/2011	6.250%	400,000	396,218
TEPPCO Partners LP
02/01/2013	6.125%	560,000	498,667
The Travelers Cos, Inc.
06/15/2012	5.375%	510,000	509,283
05/15/2018	5.800%	275,000	265,388
Union Pacific Corp.
01/31/2013	5.450%	500,000	485,415
Wal-Mart Stores, Inc.
02/15/2018	5.800%	250,000	277,133
XTO Energy, Inc.
12/15/2013	5.750%	775,000	753,111

TOTAL CORPORATE BONDS (Cost $11,184,649)			11,404,021

ASSET/MORTGAGE BACKED SECURITIES 11.70%
Freddie Mac REMICS
Series 2006-3155, Class SA, 11/15/2035(e)	30.930%	1,600,214	1,733,175
Ginnie Mae I pool
Series 2008-675480, 06/15/2038	5.500%	3,559,623	3,675,015
Series 2008-675488, 06/15/2038	5.500%	1,474,936	1,522,749
Series 2008-696604, 08/15/2038	5.500%	1,295,929	1,337,939
Ginnie Mae II pool
Series 2008-686743, 05/20/2038	5.500%	992,142	1,021,365
Series 2008-4183, 07/20/2038	6.000%	1,475,734	1,520,006
Series 2008-4194, 07/20/2038	5.500%	1,733,521	1,784,580
Government National Mortgage Association (GNMA)
Series 2003-16, Class A, 04/16/2016	3.130%	1,343,204	1,350,494
Series 2007-37, Class SA, 03/20/2037(e)	20.403%	502,752	493,119
Series 2007-37, Class SB, 03/20/2037(e)	20.403%	451,989	427,737
Series 2007-37, Class SY, 06/16/2037(e)	20.662%	291,526	281,509
Small Business Administration Participation Certificates
Series 2008-20L, Class 1, 12/01/2028	6.220%	590,000	626,065

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $15,139,453)			15,773,753

GOVERNMENT & AGENCY OBLIGATIONS 14.79%
U.S. Government Obligations 14.79%
U.S. Treasury Bond
06/30/2012	4.875%	600,000	674,578
02/15/2014	4.000%	2,000,000	2,267,502
08/15/2016	4.875%	3,900,000	4,661,416
05/15/2017	4.500%	3,000,000	3,521,253
08/15/2017	4.750%	2,500,000	2,989,845
08/15/2018	4.000%	2,000,000	2,310,158
05/15/2038	4.500%	1,750,000	2,389,025
U.S. Treasury Note
07/31/2012	4.625%	1,000,000	1,121,329

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $17,393,291)			19,935,106

STRUCTURED NOTES 1.54%
Merrill Lynch & Co., Inc.
01/29/2022(b) (c) (e)	9.580%	4,000,000	2,080,000

TOTAL STRUCTURED NOTES (Cost $4,000,000)			2,080,000

	Expiration	Exercise	Number of
	Date	Price	Contracts	Value
PURCHASED OPTIONS 7.52%
Purchased Call Options 0.00%(f)
Petroleo Brasileiro S.A.	January, 2009	$60.00	500	1,250

TOTAL PURCHASED CALL OPTIONS (Cost $511,528)				1,250

Purchased Put Options 7.52%
Oil Service HOLDRs Trust	January, 2009	160.00	800	6,892,000
S&P 500 Index	January, 2009	800.00	300	139,500
S&P 500 Index	January, 2009	830.00	300	252,000
S&P 500 Index	January, 2009	860.00	500	740,000
S&P 500 Index	February, 2009	875.00	500	2,110,000

TOTAL PURCHASED PUT OPTIONS (Cost $14,732,135)				10,133,500

TOTAL PURCHASED OPTIONS (Cost $15,243,663)				10,134,750

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS 11.29%
Dreyfus Treasury Prime Money Market Fund(g)	0.011%	15,220,696	15,220,696

TOTAL SHORT TERM INVESTMENTS (Cost $15,220,696)			15,220,696

Total Investments* - 152.38% (Cost $245,654,565)			205,440,972

Liabilities in Excess of Other Assets - (52.38%)			(70,614,743)

NET ASSETS - 100.00%			$134,826,229

	Expiration	Exercise	Number of
	Date	Price	Contracts	Value
SCHEDULE OF OPTIONS WRITTEN
Call Options Written
General Cable Corp.	January, 2009	$17.50	30	$(4,425)
Petroleo Brasileiro S.A.	January, 2009	75.00	500	(1,250)

TOTAL CALL OPTIONS WRITTEN (Premiums received $240,706)				(5,675)

Put Options Written
S&P 500 Index	January, 2009	700.00	300	(27,000)
S&P 500 Index	January, 2009	750.00	300	(57,000)
S&P 500 Index	January, 2009	775.00	500	(147,500)
S&P 500 Index	February, 2009	750.00	500	(602,500)

TOTAL PUT OPTIONS WRITTEN (Premiums received $7,603,621)				(834,000)

TOTAL OPTIONS WRITTEN (Premiums received $7,844,327)				$(839,675)

SCHEDULE OF SECURITIES SOLD SHORT

Name	Shares	Value
3M Co.	(37,200)	$(2,140,488)
Amazon.com, Inc.	(14,600)	(748,688)
Ashland, Inc.	(3,700)	(38,887)
Autozone, Inc.	(16,700)	(2,329,149)
Bill Barrett Corp.	(25,089)	(530,131)
Cie Generale d’Optique Essilor International S.A.	(5,600)	(261,318)
Cimarex Energy Co.	(16,133)	(432,042)
Citigroup, Inc.	(249,600)	(1,674,816)
Consolidated Edison, Inc.	(7,000)	(272,510)
Costco Wholesale Corp.	(30,800)	(1,617,000)
DaVita, Inc.	(200)	(9,914)
Dawson Geophysical Co.	(1,400)	(24,934)
Euro Currency Trust	(1,700)	(237,813)
Financial Select Sector SPDR	(81,400)	(1,027,268)
General Electric Co.	(249,621)	(4,043,859)
Genuine Parts Co.	(14,394)	(544,957)
iShares Dow Jones U.S. Real Estate Index Fund	(65,986)	(2,456,659)
iShares S&P 500 Index Fund	(4,900)	(443,156)
Li & Fung, Ltd.	(103,000)	(176,491)
Nippon Steel Corp.	(210,000)	(671,814)
POSCO-ADR	(3,910)	(294,228)
Public Storage	(12,200)	(969,900)
Quest Diagnostics, Inc.	(5,300)	(275,123)
Simon Property Group, Inc.	(10,600)	(563,178)
Softbank Corp.	(18,900)	(334,216)
Sunoco, Inc.	(22,900)	(995,234)
Swift Energy Co.	(12,676)	(213,084)
Vertex Pharmaceuticals, Inc.	(4,700)	(142,786)

TOTAL SECURITIES SOLD SHORT (Proceeds $27,613,651)		$(23,469,643)

ADR - American Depositary Receipt
BHD - Berhad (in Malaysia; equivalent to Public Limited Company)
GDR - Global Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership PCL-Public Company Limited
PLC - Public Limited Company
PT - equivalent to Public Limited Company in Indonesia
REMICS - Real Estate Mortgage Investment Conduits
S.A. - Generally designates corporations in various countries, mostly those employing the civil law.
SPDR - Standard & Poor’s Depositary Receipt
Tbk - Terbuka (stock symbol in Indonesian)
ULC - Unlimited Liability Company

*   All securities are being held as collateral for borrowings, written options and/or short sales as of December 31, 2008.

(a) Non-Income Producing Security.

(b) Fair valued security; valued in accordance with procedures approved by the Fund’s Board of Trustees. As of December 31, 2008, these securities had a total value of $2,333,576 or 1.73% of net assets.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2008, these securities had a total value of $4,598,979 or 3.41% of net assets.

(d) Private Placement; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933. As of December 31, 2008, these securities had a total value of $96,500 or 0.07% of net assets.

(e) Floating or variable rate security - rate disclosed as of December 31, 2008.

(f) Amount represents less than 0.005% of net assets.

(g) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

For Fund compliance purposes, the Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
As of December 31, 2008
Gross appreciation (excess of value over tax cost)	$8,813,028
Gross depreciation (excess of tax cost over value)	(55,074,748)
Net unrealized depreciation	$(46,261,720)
Cost of investments for income tax purposes	$251,702,692

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

December 31, 2008 (Unaudited)

1.  Significant Accounting and Operating Policies

Clough Global Allocation Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated April 27, 2004.   The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

The following summarizes the significant accounting policies of the Fund.

Security Valuation The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. Securities held by the Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities:  The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

There were no outstanding foreign currency contracts for the Fund as of December 31, 2008.

Fair Valuation: If the price of a security is unavailable in accordance with the Fund’s pricing procedures, or the price of a security is suspect, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Fund could actually receive on a sale of the security. As of December 31, 2008, securities which have been fair valued represented 1.73% of the Fund’s net assets.

The Fund adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on April 1, 2008. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008.

Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$175,700,510	$(24,309,318)
Level 2 - Other Significant Observable Inputs	29,740,462	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$205,440,972	$(24,309,318)

* Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments (OFI)	OFI – Market Value
Balance as of 3/31/08	$562,500
Realized gain/(loss)	(487,500)
Change in unrealized appreciation/(depreciation)	—
Net purchases/(sales)	(75,000)
Transfers in and/or out of level 3	—
Balance as of 12/31/08	$—

Options:  In order to hedge against adverse market shifts, the Fund may utilize up to 10% of its total assets to purchase put and call options on securities.  The Fund may also utilize an additional 10% of its total assets to purchase put and call options on domestic stock indices to hedge against risks of market-wide price movements affecting its assets.  When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.

The Fund may also write covered put and call options on securities and stock indices.  When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity as of December 31, 2008 was as follows:

CALL OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of March 31, 2008	—	$—
Positions opened	1,663	1,058,506
Options expired	—	—
Options closed	(1,133)	(817,800)

Outstanding, December 31, 2008	530	$240,706
Market Value, December 31, 2008		$(5,675)

PUT OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of March 31, 2008	7,490	$3,332,650
Positions opened	7,650	10,659,035
Options exercised	(6,550)	(3,405,861)
Options expired	(6,990)	(2,982,203)

Outstanding, December 31, 2008	1,600	$7,603,621
Market Value, December 31, 2008		$(834,000)

Short Sales:  The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.  Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

2.  Recent Accounting Pronouncements: In March 2008 the FASB issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”), which is intended to improve financial reporting about derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the potential impact, if any, the adoption of SFAS No. 161 will have on the Fund’s financial statements.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL ALLOCATION FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	March 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	March 2, 2009

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	March 2, 2009